Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheet (Details) - Parent Company [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents		$ 79,976	$ 1,088,565
Short-term investment		1,750,059	4,040,000
Other current assets		26,493	54,383
Due from subsidiaries, VIE and VIE’s subsidiaries		15,639,807	12,247,807
Investment in subsidiaries, VIE and VIE’s subsidiaries		2,443,215	5,113,612
Total Assets		19,939,550	22,544,367
Total Liabilities
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital		34,475,566	29,059,063
Deferred share compensation		(1,716,667)
Accumulated deficit		(12,850,239)	(6,540,086)
Total Shareholders’ Equity		19,939,550	22,544,367
Total Liabilities and Shareholders’ Equity		19,939,550	22,544,367
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary Share	[1]	25,890	24,840
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary Share	[1]	$ 5,000	$ 550

[1]	Retrospectively restated for the effect of share consolidation (see Note 21).